Accrued Liabilities and Other and Other Long-Term Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred revenues - current	$ 1,650	$ 852
Current portion of derivative liabilities (note 15)	0	180
Office lease liability – current (note 1)	16,585	9,389
Asset Retirement Obligation, Current	4,788	6,161
Accrued liabilities and other (notes 6)	86,971	103,063
Accrued Liabilities, Current	78,301	93,728
Office Building [Member]
Office lease liability – current (note 1)	$ 2,232	$ 2,142